Note 6 - Income Taxes - Income Tax Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Loss before income taxes	$ (284)	$ (1,163)
Less net loss attributable to non-controlling interest in subsidiary	(340)	(510)
Income (loss) before income taxes attributable to Avalon Holdings Corporation common shareholders	$ 56	$ (653)
Federal statutory rate	35.00%	35.00%
	$ 20	$ (229)
State income taxes, net of federal income tax benefits	82	38
Change in valuation allowance	(198)	233
Increase in available federal tax credit	(60)	(29)
Decrease in capital loss carryforward		10
Other nondeductible expenses	41	44
State	231	(42)
Federal	5	(8)
Other, net	4	42
	$ 125	$ 59